UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      100 Throckmorton St., Suite 700
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas September 16, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total:  $92,744 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
***BARCLAYS BK PLC            COMMON            06739H255   1560  42950       SH       SOLE                 42950       0     0
***BARCLAYS BK PLC IPATH      OTC IS            06740C527   3588  115000      SH       SOLE                 115000      0     0
***HERITAGE OIL CORP          COMMON            426928305   518   87500       SH       SOLE                 87500       0     0
***OSISKO MINING CORPORATION  OTC IS            688278100   1079  100000      SH       SOLE                 100000      0     0
***TRANSATLANTIC PETROLEUM    COMMON            G89982105   2244  708000      SH       SOLE                 708000      0     0
***WTS SEARCHMEDIA HOLDINGS   COMMON            G8005Y114   81    168100      SH       SOLE                 168100      0     0
AMEDISYS INC.                 OTC IS            023436108   1759  40000       SH       SOLE                 40000       0     0
AMERICAN OIL & GAS INC.       OTC IS            028723104   2051  326632      SH       SOLE                 326632      0     0
BPZ RESOURCES                 OTC IS            055639108   1660  400000      SH       SOLE                 400000      0     0
CASH AMERICA INVESTMENTS      COMMON            14754D100   6854  200000      SH       SOLE                 200000      0     0
EMERGENCY MED SVCS            COMMON            29100P102   4207  85799       SH       SOLE                 85799       0     0
HOLLY CORP - NEW              COMMON            435758305   1329  50000       SH       SOLE                 50000       0     0
HOUSTON AMERICAN ENERGY CORP  COMMON            44183U100   1051  106600      SH       SOLE                 106600      0     0
ISHARES TR                    OPTIONS           464287655   24446 400000      SH       SOLE                 400000      0     0
ISHARES TR XINHUA HK CHINA    OPTIONS           464287184   3913  100000      SH       SP;E                 100000      0     0
MCMORAN EXPLORATION CO.       COMMON            582411104   1667  150000      SH       SOLE                 150000      0     0
MILLICOM INTERNATIONAL        OTC IS            L6388F110   3486  43000       SH       SOLE                 43000       0     0
NATUS MEDICAL INC.            OTC IS            639050103   1792  110000      SH       SOLE                 110000      0     0
NII HOLDINGS INC              BONDS             62913FAJ1   3394  3596000     SH       SOLE                 3596000     0     0
NII HOLDINGS INC              OTC IS            62913F201   2764  85000       SH       SOLE                 85000       0     0
NIKO RESOURCES LTD            OTC IS            653905109   6032  64800       SH       SOLE                 64800       0     0
OBAGI MEDICAL PRODUCTS INC.   OTC IS            67423R108   738   62400       SH       SOLE                 62400       0     0
OSISKO MINING CORP.           OTC IS            688278100   1079  10000       SH       SOLE                 100000      0     0
PENN OCTANE CORP.             OTC IS            707573101   120   1002955     SH       SOLE                 1002955     0     0
PRICESMART INC.               OTC IS            741511109   1872  80600       SH       SOLE                 80600       0     0
PROSHARES TR                  COMMON            74347R834   2895  125000      SH       SOLE                 125000      0     0
QUIDEL CORP.                  OTC IS            74838J101   1930  152116      SH       SOLE                 152116      0     0
RADNET INC.                   OTC IS            750491102   842   355284      SH       SOLE                 355284      0     0
SAFEGUARD SCIENTIFICS INC     COMMON            786449207   1897  179664      SH       SOLE                 179664      0     0
SHOE CARNIVAL INC.            OTC IS            824889109   1678  81800       SH       SOLE                 81800       0     0
TESORO PETROLEUM CORP-W/RTS   COMMON            881609101   1751  150000      SH       SOLE                 150000      0     0
VAALCO INERGY INC.            OTC IS            91851C201   2232  398562      SH       SOLE                 398562      0     0
VAST EXPLORATION              COMMON            92237U105   297   400000      SH       SOLE                 400000      0     0
VERMILLION INC.               OTC IS            92407M206   1017  83400       SH       SOLE                 83400       0     0
    Page Column Totals                                      92744